Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.5%
Curtiss-Wright Corp.	15,650	$ 2,350,004
Elbit Systems Ltd.	6,500	1,432,925
Huntington Ingalls Industries, Inc.	25,100	5,005,944

		8,788,873

Auto Components - 0.5%
Dana, Inc.	48,000	843,360
Gentex Corp.	21,500	627,155
Stoneridge, Inc. (A)	15,600	323,856
Visteon Corp. (A)	13,300	1,451,429

		3,245,800

Banks - 7.0%
Atlantic Union Bankshares Corp.	19,700	722,793
Bank of Princeton	9,300	268,305
Berkshire Hills Bancorp, Inc.	59,500	1,723,715
Central Valley Community Bancorp	12,700	296,545
Dime Community Bancshares, Inc.	53,600	1,852,952
First Citizens BancShares, Inc., Class A	21,884	14,565,990
First Community Bankshares, Inc.	47,750	1,347,028
First Merchants Corp.	49,250	2,048,800
Hope Bancorp, Inc.	54,150	870,732
Investors Bancorp, Inc.	88,500	1,321,305
Lakeland Bancorp, Inc.	122,400	2,044,080
OceanFirst Financial Corp.	63,150	1,269,315
People’s United Financial, Inc.	37,200	743,628
Sandy Spring Bancorp, Inc.	60,350	2,710,922
Umpqua Holdings Corp.	112,500	2,121,750
United Bankshares, Inc.	13,500	470,880
United Community Banks, Inc.	64,800	2,255,040
Washington Trust Bancorp, Inc.	13,600	714,000
Webster Financial Corp.	64,101	3,597,348
Western Alliance Bancorp	19,300	1,598,426

		42,543,554

Beverages - 1.0%
Molson Coors Beverage Co., Class B	112,000	5,978,560

Biotechnology - 0.5%
Exelixis, Inc. (A)	79,400	1,799,998
United Therapeutics Corp. (A)	8,300	1,489,103

		3,289,101

Building Products - 1.3%
American Woodmark Corp. (A)	23,400	1,145,430
Gibraltar Industries, Inc. (A)	9,000	386,550
Masonite International Corp. (A)	17,000	1,511,980
Owens Corning	22,650	2,072,475
PGT Innovations, Inc. (A)	72,700	1,307,146
Quanex Building Products Corp.	78,800	1,654,012

		8,077,593

Capital Markets - 0.7%
Piper Sandler Cos.	18,000	2,362,500
Stifel Financial Corp.	31,200	2,118,480

		4,480,980

Chemicals - 1.1%
Chase Corp.	12,000	1,042,920
Huntsman Corp.	41,600	1,560,416

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	44,400	$ 2,952,600
Trinseo PLC	19,850	951,212

		6,507,148

Commercial Services & Supplies - 0.3%
HNI Corp.	27,000	1,000,350
MillerKnoll, Inc.	850	29,376
Tetra Tech, Inc.	4,600	758,724

		1,788,450

Communications Equipment - 0.6%
Harmonic, Inc. (A)	68,350	634,972
KVH Industries, Inc. (A)	121,000	1,101,100
Silicom Ltd. (A)	40,000	1,574,800

		3,310,872

Construction & Engineering - 0.9%
Comfort Systems USA, Inc.	26,200	2,332,062
EMCOR Group, Inc.	25,300	2,849,539
Granite Construction, Inc.	16,500	541,200

		5,722,801

Consumer Finance - 1.0%
Ally Financial, Inc.	132,700	5,769,796

Containers & Packaging - 2.2%
Berry Global Group, Inc. (A)	49,000	2,840,040
Graphic Packaging Holding Co.	303,800	6,088,152
Sealed Air Corp.	69,300	4,640,328

		13,568,520

Distributors - 0.9%
LKQ Corp.	124,100	5,635,381

Diversified Consumer Services - 0.5%
American Public Education, Inc. (A)	75,750	1,608,930
Stride, Inc. (A)	42,450	1,542,209

		3,151,139

Diversified Telecommunication Services - 1.1%
Liberty Global PLC, Class A (A)	261,400	6,668,314

Electric Utilities - 2.6%
Evergy, Inc.	110,000	7,517,400
OGE Energy Corp.	184,600	7,527,988
Portland General Electric Co.	17,350	956,852

		16,002,240

Electrical Equipment - 0.8%
Acuity Brands, Inc.	4,100	776,130
LSI Industries, Inc.	155,000	930,000
Regal Rexnord Corp.	20,500	3,049,990

		4,756,120

Electronic Equipment, Instruments & Components - 3.3%
Coherent, Inc. (A)	6,700	1,831,512
Flex Ltd. (A)	251,300	4,661,615
Methode Electronics, Inc.	41,350	1,788,387
OSI Systems, Inc. (A)	12,650	1,076,768
Vishay Intertechnology, Inc.	83,650	1,639,540
Vontier Corp.	365,000	9,267,350

		20,265,172

Transamerica Series Trust	Page 1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.3%
Helix Energy Solutions Group, Inc. (A)	108,700	$ 519,586
Helmerich & Payne, Inc.	34,400	1,471,632

		1,991,218

Entertainment - 0.5%
Madison Square Garden Entertainment Corp. (A)	27,000	2,249,370
Madison Square Garden Sports Corp. (A)	3,800	681,568

		2,930,938

Equity Real Estate Investment Trusts - 3.8%
Apple Hospitality, Inc.	116,500	2,093,505
Brandywine Realty Trust	133,000	1,880,620
Community Healthcare Trust, Inc.	24,100	1,017,261
Gaming & Leisure Properties, Inc.	79,453	3,728,729
JBG SMITH Properties	247,300	7,226,106
LXP Industrial Trust	132,000	2,072,400
Physicians Realty Trust	118,200	2,073,228
Piedmont Office Realty Trust, Inc., Class A	37,850	651,777
Sabra Health Care, Inc.	99,500	1,481,555
Summit Hotel Properties, Inc. (A)	69,100	688,236

		22,913,417

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	26,500	649,250

Food Products - 2.6%
Kraft Heinz Co.	136,587	5,380,162
Nomad Foods Ltd. (A)	48,250	1,089,485
Post Holdings, Inc. (A)	127,368	8,821,508
Whole Earth Brands, Inc. (A) (B)	73,000	522,680

		15,813,835

Gas Utilities - 1.1%
UGI Corp.	188,600	6,831,092

Health Care Equipment & Supplies - 1.4%
AngioDynamics, Inc. (A)	72,700	1,565,958
Koninklijke Philips NV	157,800	4,817,634
Meridian Bioscience, Inc. (A)	52,900	1,373,284
OraSure Technologies, Inc. (A)	129,600	878,688

		8,635,564

Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	47,939	7,416,643
AMN Healthcare Services, Inc. (A)	14,650	1,528,434
Centene Corp. (A)	53,700	4,521,003
Cross Country Healthcare, Inc. (A)	148,600	3,220,162
Encompass Health Corp.	31,000	2,204,410
Laboratory Corp. of America Holdings (A)	25,377	6,690,900
National HealthCare Corp.	5,800	407,334

		25,988,886

Hotels, Restaurants & Leisure - 0.2%
Churchill Downs, Inc.	5,750	1,275,235

Household Durables - 1.5%
Helen of Troy Ltd. (A) (B)	6,400	1,253,376
KB Home	42,000	1,359,960
La-Z-Boy, Inc.	45,350	1,195,879
MDC Holdings, Inc.	25,850	978,164
NVR, Inc. (A)	700	3,127,089

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	20,500	$ 858,950
Sonos, Inc. (A) (B)	20,350	574,277

		9,347,695

Household Products - 0.4%
Spectrum Brands Holdings, Inc.	26,250	2,328,900

Independent Power & Renewable Electricity Producers - 1.3%
Vistra Corp.	336,731	7,828,996

Insurance - 9.3%
Alleghany Corp. (A)	14,901	12,621,147
Allstate Corp.	54,000	7,479,540
Arch Capital Group Ltd. (A)	139,400	6,749,748
Everest Re Group Ltd.	7,500	2,260,350
Fidelity National Financial, Inc.	151,707	7,409,370
Loews Corp.	72,708	4,712,932
Markel Corp. (A)	3,700	5,458,388
Old Republic International Corp.	244,300	6,320,041
Selective Insurance Group, Inc.	32,300	2,886,328
United Fire Group, Inc.	13,000	403,910

		56,301,754

Interactive Media & Services - 0.9%
IAC / InterActiveCorp (A)	57,000	5,715,960

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	40,300	2,307,578

IT Services - 1.9%
FleetCor Technologies, Inc. (A)	26,400	6,575,184
Global Payments, Inc.	27,600	3,776,784
Perficient, Inc. (A)	9,200	1,012,828

		11,364,796

Leisure Products - 0.8%
BRP, Inc.	12,650	1,034,644
MasterCraft Boat Holdings, Inc. (A)	83,450	2,053,704
Polaris, Inc.	16,200	1,706,184

		4,794,532

Machinery - 1.9%
Altra Industrial Motion Corp.	29,350	1,142,596
CNH Industrial NV	178,000	2,823,080
Columbus McKinnon Corp.	40,450	1,715,080
Douglas Dynamics, Inc.	26,000	899,340
Gencor Industries, Inc. (A)	49,500	508,860
Miller Industries, Inc.	22,250	626,560
Mueller Industries, Inc.	58,150	3,149,985
Oshkosh Corp.	5,600	563,640

		11,429,141

Media - 5.7%
Altice USA, Inc., Class A (A)	524,600	6,547,008
Discovery, Inc., Class C (A)	147,900	3,693,063
DISH Network Corp., Class A (A)	168,900	5,345,685
Fox Corp., Class A	123,600	4,876,020
Liberty Broadband Corp., Class C (A)	55,790	7,549,503
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	145,544	6,655,727

		34,667,006

Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (A)	87,800	2,828,038
Commercial Metals Co.	57,000	2,372,340
Kaiser Aluminum Corp.	17,150	1,614,844

Transamerica Series Trust	Page 2

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Schnitzer Steel Industries, Inc., Class A	31,600	$ 1,641,304
TimkenSteel Corp. (A)	77,850	1,703,358
U.S. Steel Corp.	79,200	2,989,008

		13,148,892

Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	935,489	6,585,843

Multi-Utilities - 2.7%
CenterPoint Energy, Inc.	219,200	6,716,288
NiSource, Inc.	208,000	6,614,400
NorthWestern Corp. (B)	54,000	3,266,460

		16,597,148

Multiline Retail - 1.0%
Dollar Tree, Inc. (A)	36,100	5,781,415

Oil, Gas & Consumable Fuels - 6.8%
Chesapeake Energy Corp. (B)	46,900	4,080,300
Delek US Holdings, Inc. (A)	49,200	1,044,024
Devon Energy Corp.	50,400	2,980,152
Diamondback Energy, Inc.	20,600	2,823,848
EQT Corp.	107,200	3,688,752
HF Sinclair Corp.	144,000	5,738,400
Kinder Morgan, Inc.	263,400	4,980,894
Magnolia Oil & Gas Corp., Class A	159,000	3,760,350
Ovintiv, Inc.	45,400	2,454,778
REX American Resources Corp. (A)	19,500	1,942,200
Williams Cos., Inc.	228,800	7,644,208

		41,137,906

Paper & Forest Products - 0.8%
Glatfelter Corp.	75,600	935,928
Louisiana-Pacific Corp.	60,000	3,727,200

		4,663,128

Personal Products - 0.1%
Medifast, Inc.	3,750	640,425

Pharmaceuticals - 3.0%
Innoviva, Inc. (A)	59,150	1,144,552
Jazz Pharmaceuticals PLC (A)	13,600	2,117,112
Organon & Co.	139,100	4,858,763
Perrigo Co. PLC	151,300	5,814,459
Viatris, Inc.	377,500	4,107,200

		18,042,086

Professional Services - 2.4%
ASGN, Inc. (A)	18,750	2,188,312
FTI Consulting, Inc. (A)	8,150	1,281,343
Heidrick & Struggles International, Inc.	42,650	1,688,087
ICF International, Inc.	27,200	2,560,608
KBR, Inc.	65,150	3,565,659
Leidos Holdings, Inc.	16,500	1,782,330
Science Applications International Corp.	17,650	1,626,801

		14,693,140

Real Estate Management & Development - 0.2%
Newmark Group, Inc., Class A	60,000	955,200

Road & Rail - 0.3%
AMERCO	2,900	1,731,126

Semiconductors & Semiconductor Equipment - 3.1%
AXT, Inc. (A)	32,500	228,150
Cohu, Inc. (A)	75,600	2,237,760

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor Corp. (A)	113,650	$ 1,921,821
MaxLinear, Inc. (A)	11,600	676,860
MKS Instruments, Inc.	13,400	2,010,000
NeoPhotonics Corp. (A)	2,300	34,983
Onto Innovation, Inc. (A)	21,600	1,876,824
Qorvo, Inc. (A)	11,800	1,464,380
Silicon Motion Technology Corp., ADR	41,000	2,739,620
Teradyne, Inc.	24,000	2,837,520
Tower Semiconductor Ltd. (A)	33,000	1,597,200
Universal Display Corp.	5,000	834,750

		18,459,868

Software - 2.1%
CDK Global, Inc.	136,100	6,625,348
Progress Software Corp.	34,800	1,638,732
SS&C Technologies Holdings, Inc.	57,000	4,276,140

		12,540,220

Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (A)	61,400	1,964,186
Academy Sports & Outdoors, Inc.	16,150	636,310
American Eagle Outfitters, Inc. (B)	101,800	1,710,240
Hibbett, Inc.	6,100	270,474
Ross Stores, Inc.	53,200	4,812,472
Urban Outfitters, Inc. (A)	63,600	1,596,996
Williams-Sonoma, Inc.	14,000	2,030,000

		13,020,678

Technology Hardware, Storage & Peripherals - 0.9%
Turtle Beach Corp. (A) (B)	10,850	230,997
Western Digital Corp. (A)	102,700	5,099,055

		5,330,052

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (A)	4,100	1,122,457
Steven Madden Ltd.	38,300	1,479,912
Tapestry, Inc.	18,400	683,560

		3,285,929

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	57,000	1,333,800
TrustCo Bank Corp.	58,250	1,859,923
Washington Federal, Inc.	89,150	2,925,903

		6,119,626

Total Common Stocks (Cost $468,859,888)		585,398,889

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (C)	1,697,785	1,697,785

Total Other Investment Company (Cost $1,697,785)		1,697,785

Transamerica Series Trust	Page 3

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.3%

Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $20,030,291 on 04/01/2022. Collateralized by U.S. Government Obligations, 0.25% - 1.75%, due 03/15/2025 - 06/30/2025, and with a total value of $20,431,003.

$ 20,030,291	$ 20,030,291

Total Repurchase Agreement (Cost $20,030,291)	20,030,291

Total Investments (Cost $490,587,964)	607,126,965
Net Other Assets (Liabilities) - (0.2)%	(1,384,430)

Net Assets - 100.0%	$ 605,742,535

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$585,398,889	$—	$—	$585,398,889
Other Investment Company	1,697,785	—	—	1,697,785
Repurchase Agreement	—	20,030,291	—	20,030,291

Total Investments	$587,096,674	$20,030,291	$—	$607,126,965

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $10,447,038, collateralized by cash collateral of $1,697,785 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,989,409. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 4

Transamerica Small/Mid Cap Value VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 5